Cash Flow Information - Interest and Income Taxes Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Significant Components Of Deferred Income Tax Expense [Line Items]
Interest paid during the year	$ 29
Income taxes paid during the year	131	107	684
Proceeds from Income Tax Refunds	$ 1,447	$ 390	$ 0